WARRANTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
Warrants 1		1,000,000
Warrants 2		$ 0.50
Warrants 3		100,000
Warrants 4		$ 0.50
Warrants 5		1,526,718
Warrants 6		$ 1
Warrants 7		$ 0.8515
Warrants 8		100,000
Warrants 9		0.5
Warrants 10		100,000
Warrants 11		$ 0.50
Warrants 1	1,000,000
Warrants 2	$ 0.50
Warrants 3	100,000
Warrants 4	$ 0.50
Warrants 5	1,526,718
Warrants 6	$ 1.00
Warrants 7	$ 0.8515
Warrants 8	1,128,849
Warrants 9	$ 0.52
Warrants 10	$ 0.52
Warrants 11	100,000
Warrants 12	$ 0.50
Warrants 13	100,000
Warrants 14	$ 0.50
Warrants 15	100,000
Warrants 16	$ 1.00
Warrants 17	1,128,849
Warrants 18	$ 0.52
Warrants 19	713,023
Warrants 20	$ 0.52
Warrants 21	384,615
Warrants 22	$ 0.52